Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of carrying amounts of the Company´s right of use assets and lease and the movements during the years
The carrying amount of the Company’s
right-of-use
assets and lease liabilities, as well as the changes for the years ended in December 31, 2023, and 2022, are detailed below:

	Right-of-use assets			Total lease liabilities
	Buildings	Facilities and machinery	Total
Amounts as of December 31, 2022	986	25,242	26,228	(29,194)
Additions	—	63,336	63,336	(68,499)
Reestimation	(14)	1,450	1,436	(1,675)
Depreciation (1)	(584)	(29,391)	(29,975)	—
Payments	—	—	—	36,780
Interest expense (2)	—	—	—	(7,880)

Amounts as of December 31, 2023	388	60,637	61,025	(70,468)

(1)	Including the depreciation of drilling services capitalized as “Works in progress” for 22,400.
(2)	Including drilling agreements capitalized as “Works in progress” for 4,986.

	Right-of-use assets			Total lease liabilities
	Buildings	Facilities and machinery	Total
Amounts as of December 31, 2021	1,211	25,243	26,454	(27,074)
Additions	—	449	449	(449)
Reestimation	348	9,206	9,554	(9,554)
Depreciation (1)	(573)	(9,656)	(10,229)	—
Payments	—	—	—	11,494
Interest expense (2)	—	—	—	(3,611)

Amounts as of December 31, 2022	986	25,242	26,228	(29,194)

(1)	Including the depreciation of drilling services capitalized as “Works in progress” for 1,827.
(2)	Including drilling agreements capitalized as “Works in progress” for 1,686.